SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	80,000,000,000	80,000,000,000
Ordinary shares, shares issued	3,210,392,530	3,265,433,590
Ordinary shares, shares outstanding	3,159,046,350	3,112,413,730
Treasury shares, shares	51,346,180	153,019,860
Parent Company
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	80,000,000,000	80,000,000,000
Ordinary shares, shares issued	3,210,392,530	3,265,433,590
Ordinary shares, shares outstanding	3,159,046,350	3,112,413,730
Treasury shares, shares	51,346,180	153,019,860